Investments and Fair Value Instruments - Summary of Fair Value of Investments Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets at Fair Value
Total Assets at Fair Value	$ 5,410	$ 10,049	$ 18,620
Money Market Funds [Member]
Assets at Fair Value
Cash equivalents	2,770	4,925	18,620
Treasury Bills [Member]
Assets at Fair Value
Short-term investments	2,640	$ 5,124
Investment, Type [Extensible Enumeration]		Short-Term Investments [Member]
Level 1 [Member]
Assets at Fair Value
Total Assets at Fair Value	5,410	$ 10,049	18,620
Level 1 [Member] | Money Market Funds [Member]
Assets at Fair Value
Cash equivalents	2,770	4,925	18,620
Level 1 [Member] | Treasury Bills [Member]
Assets at Fair Value
Short-term investments	$ 2,640	$ 5,124
Investment, Type [Extensible Enumeration]	Short-Term Investments [Member]	Short-Term Investments [Member]
Level 2 [Member]
Assets at Fair Value
Total Assets at Fair Value	$ 0	$ 0	0
Level 2 [Member] | Money Market Funds [Member]
Assets at Fair Value
Cash equivalents	0	0	0
Level 2 [Member] | Treasury Bills [Member]
Assets at Fair Value
Short-term investments	0	$ 0
Investment, Type [Extensible Enumeration]		Short-Term Investments [Member]
Level 3 [Member]
Assets at Fair Value
Total Assets at Fair Value	0	$ 0	0
Level 3 [Member] | Money Market Funds [Member]
Assets at Fair Value
Cash equivalents	0	0	$ 0
Level 3 [Member] | Treasury Bills [Member]
Assets at Fair Value
Short-term investments	$ 0	$ 0
Investment, Type [Extensible Enumeration]		Short-Term Investments [Member]